TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS - Tax contingencies (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Apr. 08, 2021	Jul. 07, 2020	Dec. 27, 2019	May 17, 2019
Gerdau Acominas S.A., Gerdau Acos Longos S.A., and Gerdau Acos Especiais S.A. | Goodwill Deductibility | Administrative collection
Contingencies
Estimated financial effect of contingent liabilities	R$ 8,221,463
Gerdau Acos Longos S.A. and Gerdau Acominas S.A. | Goodwill Deductibility | Voluntary Appeal, Filed
Contingencies
Estimated financial effect of contingent liabilities	5,456,742
Gerdau Acos Longos S.A. | Pending
Contingencies
Estimated financial effect of contingent liabilities	502,804
Gerdau Acos Longos S.A. | Goodwill Deductibility | Embargo to Enforcement, Filed
Contingencies
Estimated financial effect of contingent liabilities	402,857
Gerdau Acos Longos S.A. | Goodwill Deductibility | Motion for clarification filed
Contingencies
Estimated financial effect of contingent liabilities	299,937
Gerdau Acos Longos S.A. | Goodwill Deductibility | Notice of judgment received
Contingencies
Estimated financial effect of contingent liabilities	324,014
Gerdau Acos Longos S.A. | Goodwill Deductibility | Pending
Contingencies
Estimated financial effect of contingent liabilities	575,631	R$ 83,699
Gerdau Acos Longos S.A. | Goodwill Deductibility | Special Appeal, Filed
Contingencies
Estimated financial effect of contingent liabilities	4,390	R$ 177,218
Gerdau Acos Longos S.A. | Goodwill Deductibility | Voluntary Appeal, Filed
Contingencies
Estimated financial effect of contingent liabilities	145,141
Gerdau Acos Especiais S.A. | Goodwill Deductibility | Special Appeal, Filed
Contingencies
Estimated financial effect of contingent liabilities	110,462
Gerdau Acos Especiais S.A. | Goodwill Deductibility | Special appeal, pending
Contingencies
Estimated financial effect of contingent liabilities	138,568
Tax contingencies | IPI credit on inputs | Pending
Contingencies
Estimated financial effect of contingent liabilities	481,501
Tax contingencies | Non-approval of compensation of credits on inputs | Pending
Contingencies
Estimated financial effect of contingent liabilities	1,513,111
Tax contingencies | Social security contributions. | Pending
Contingencies
Estimated financial effect of contingent liabilities	135,625
Tax contingencies | Other Taxes | Pending
Contingencies
Estimated financial effect of contingent liabilities	671,593
Tax contingencies | Goodwill Deductibility | Pending
Contingencies
Estimated financial effect of contingent liabilities	471,829			R$ 149,996
Tax contingencies | Goodwill Deductibility | Special Appeal, Filed
Contingencies
Estimated financial effect of contingent liabilities	25,090
Tax contingencies | Goodwill Deductibility | Voluntary Appeal, Pending
Contingencies
Estimated financial effect of contingent liabilities	217,117
Tax contingencies | Goodwill Deductibility | Voluntary Appeal, Filed
Contingencies
Estimated financial effect of contingent liabilities	79,626
Tax contingencies | Gerdau Acos Longos S.A. and Gerdau Acominas S.A. | ICMS (State Value Added Tax) | Pending
Contingencies
Estimated financial effect of contingent liabilities	498,889
Tax contingencies | Gerdau Acos Longos S.A. | Withholding Income Tax
Contingencies
Estimated financial effect of contingent liabilities	1,362,842
Tax contingencies | Gerdau Acos Longos S.A. | Withholding Income Tax | Special Appeal, Filed
Contingencies
Estimated financial effect of contingent liabilities					R$ 984,924
Tax contingencies | Gerdau Internacional Empreendimentos Ltda. and Gerdau Acos Especiais S.A | IRPJ - Corporate Income Tax and CSLL - Social Contribution Tax [Member] | Pending
Contingencies
Estimated financial effect of contingent liabilities	1,274,156
Tax contingencies | Gerdau Internacional Empreendimentos Ltda | Corporate Income Tax and Social Contribution Tax | Pending
Contingencies
Estimated financial effect of contingent liabilities	1,047,608
Tax contingencies | Gerdau Acos Especiais S.A. | Withholding Income Tax | Special Appeal, Filed
Contingencies
Estimated financial effect of contingent liabilities	R$ 377,918
Tax contingencies | Gerdau Acos Especiais S.A. | Corporate Income Tax and Social Contribution Tax | Embargo to Execution, Filed
Contingencies
Estimated financial effect of contingent liabilities			R$ 226,548